CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Sep. 30, 2012 Parent Company [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Sep. 30, 2012 Consolidation, Eliminations [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Assets
Cash and cash equivalents	12.1	16.6	12.2	1.3	0.8	0.3	10.6	8.9	4.8	0.2	6.9	7.1	0	0	0		25.1	95.4	83.1
Restricted cash	0	0.7	3.7		0.7	3.6		0	0.1		0	0		0	0		0	0	0
Accounts receivable	116.5	114.0	140.8	0.9	2.3	1.9	115.6	111.0	138.8	0	0.7	0.1	0	0	0		134.9	120.6	101.5
Inventories	140.2	125.0	131.5	0	0	0	140.2	125.0	131.5	0	0	0	0	0	0		146.9	139.9	178.3
Prepaids and other	4.5	8.9	13.0	0.6	0.7	0.3	3.9	7.5	12.3	0	0.7	0.4	0	0	0		20.0	27.7	25.2
Assets held for sale	5.7	34.3	56.2	0	0	0	5.7	34.3	56.2	0	0	0	0	0	0		0	0	0
Assets, Current	279.0	299.5	357.4	2.8	4.5	6.1	276.0	286.7	343.7	0.2	8.3	7.6	0	0	0		326.9	383.6	388.1
Property, plant and equipment	412.2	611.6	614.1	326.9	387.1	390.5	83.7	76.0	76.2	1.6	148.5	147.4	0	0	0		386.3	1,285.6	1,664.7
Goodwill	0	56.7	56.7		56.7	56.7		0	0		0	0		0	0		0	0	0
Advances to related companies	0	0	0	226.9	234.2	239.7	359.1	348.2	295.9	(1.4)	(0.8)	1.0	(584.6)	(581.6)	(536.6)
Investments, net of equity in related companies	0	0	0	152.9	93.7	89.2	0	0	0	0	0	0	(152.9)	(93.7)	(89.2)
Other assets	8.9	11.0	11.9	0	24.3	25.1	8.9	9.7	10.8	0	0.6	0.6	0	(23.6)	(24.6)		24.4	27.0	38.0
Assets	700.1	978.8	1,040.1	709.5	800.5	807.3	727.7	720.6	726.6	0.4	156.6	156.6	(737.5)	(698.9)	(650.4)	1,040.1	737.6	1,696.2	2,090.8
Liabilities
Accounts payable and accrued liabilities	119.7	113.8	97.5	15.7	27.9	15.7	103.8	76.0	75.6	0.2	9.9	6.2	0	0	0		174.5	171.6	173.3
Current portion of long-term debt	2.0	6.6	6.7	2.0	6.5	6.6	0	0.1	0.1	0	0	0	0	0	0		466.8	27.0	1.0
Liabilities associated with assets held for sale	0	15.2	14.8		0	0		15.2	14.9		0	(0.1)		0	0		0	0	0
Liabilities, Current	121.7	135.6	119.0	17.7	34.4	22.3	103.8	91.3	90.6	0.2	9.9	6.1	0	0	0		641.3	198.6	174.3
Long-term debt	301.8	422.0	458.9	301.8	308.2	345.1	0	0	0	0	113.8	113.8	0	0	0		375.5	783.9	774.6
Advances from related companies	0	0	0	359.6	320.4	271.3	224.5	236.6	242.7	0.5	24.6	22.6	(584.6)	(581.6)	(536.6)
Employee future benefits	254.9	289.7	300.4	12.6	9.7	10.4	242.3	280.0	290.0	0	0	0	0	0	0		305.7	269.1	294.6
Other long-term obligations	8.8	8.9	9.0	4.9	5.2	5.4	3.9	3.7	3.6	0	0	0	0	0	0		19.2	20.2	13.4
Deferred income taxes			0			0			0			24.6			(24.6)
Deferred credits		0			0			0			23.6			(23.6)
Deferred income taxes/deferred credits	0	0	0														13.2	21.0	38.3
Liabilities	687.2	856.2	887.3	696.6	677.9	654.5	574.5	611.6	626.9	0.7	171.9	167.1	(584.6)	(605.2)	(561.2)		1,354.9	1,292.8	1,295.2
Shareholders’ equity
Common stock	144.9	144.9	144.9	144.9	144.9	144.9	0	0	0	0	0	0	0	0	0		1,035.2	1,035.0	1,035.0
Additional paid-in capital		0	0		0	0		0	0		0	0		0	0		16.6	16.6	16.4
Retained earnings (deficit)	(162.8)	(35.2)	0	(162.8)	(35.2)	0	40.3	3.5	0	10.2	(4.8)	0	(50.5)	1.3	0		(1,556.0)	(582.0)	(185.1)
Accumulated other comprehensive income (loss)	30.8	6.6	0	30.8	6.6	0	13.2	5.8	0	0	0	0	(13.2)	(5.8)	0		(89.4)	(46.1)	(52.7)
Predecessor equity	0	0	0	0	0	0	99.7	99.7	99.7	(10.5)	(10.5)	(10.5)	(89.2)	(89.2)	(89.2)
Stockholders' Equity Attributable to Parent	12.9	116.3	144.9	12.9	116.3	144.9	153.2	109.0	99.7	(0.3)	(15.3)	(10.5)	(152.9)	(93.7)	(89.2)		(593.6)	423.5	813.6
Non-controlling interest (deficit)	0	6.3	7.9		6.3	7.9		0	0		0	0		0	0		(23.7)	(20.1)	(18.0)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	12.9	122.6	152.8		122.6	152.8		109.0	99.7		(15.3)	(10.5)		(93.7)	(89.2)		(617.3)	403.4	795.6
Liabilities and Equity	700.1	978.8	1,040.1	709.5	800.5	807.3	727.7	720.6	726.6	0.4	156.6	156.6	(737.5)	(698.9)	(650.4)		737.6	1,696.2	2,090.8